Financial Risk Management	12 Months Ended
Mar. 31, 2026
Disclosure of financial risk management [Abstract]
Financial Risk Management
38.	Financial Risk Management

Risk	Source of exposure	Measurement	Management
Market risk - foreign exchange	Recognized financial assets and liabilities denominated in foreign currencies.	Cash flow forecasting.Sensitivity analysis.	Foreign currencyforwards and foreign currency options
Market risk - interest rate	Borrowings at variable rates.	Sensitivity analysis	Interest rate swaps.Asset-liability management.
Market risk - electricity prices	Highly probable forecast electricity purchases at spot price	Cash flow forecasting.Sensitivity analysis.	Fixed-price physical power purchase agreements
Credit risk	Cash and cash equivalents, trade receivables, derivative financial instruments, debt instruments and contract assets.	Aging analysis. Credit ratings. Probability of default analysis. Stress testing.	Diversification of bankdeposits, credit limits,collateral, credit insurance and letters of credit.Investment guidelinesfor debt instruments.
Liquidity risk	Borrowings and other liabilities	Rolling cash flow forecasts. Stress testing.	Availability of committed credit lines and borrowing facilities from multiple counterparties. Asset-liability management.

The Group has exposure to the following risks from its use of financial instruments:

•         Credit risk

•         Liquidity risk

•         Market risk

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Board of Directors has established a risk management policy to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management systems are reviewed periodically to reflect changes in market conditions and the Group’s activities. The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures and reviews the risk management framework. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

Credit risk: Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade receivables, treasury operations and other activities that are in the nature of leases.

Trade and other receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. Management considers that the demographics of the Group’s customer base, including the default risk of the industry and country in which customers operate, has less of an influence on credit risk. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the credit worthiness of the customers to which the Group grants credit terms in the normal course of the business.

Cash and cash equivalents and other investments

In the area of treasury operations, the Group is presently exposed to counter-party risks relating to short-term and medium term deposits placed with public-sector banks, and also to investments made in mutual funds.

The Chief Financial Officer is responsible for monitoring the counterparty credit risk and has been vested with the authority to seek Board’s approval to hedge such risks in case of need.

Exposure to credit risk

The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Cash and bank balances	4,098	6,304
Restricted cash	974	454
Trade receivables	12,648	10,916
Other financial assets	3,027	2,712
Investments	1,405	1,229
	22,152	21,615

Impairment for financial assets

Allowances for impairment for trade receivables have been provided based on Expected Credit Loss Method adopting a simplified approach provided in IFRS 9. The ageing analysis of trade receivables has been considered from the due date for the practical expedient. The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2026	March 31, 2025
Less than 365 days	12,100	10,588
More than 365 days	548	328
	12,648	10,916

See note 16 for the activity in the allowance for impairment of trade account receivables.

Liquidity risks: Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Typically, the Group ensures that it has sufficient cash on demand to meet expected operational expenses, servicing of financial obligations. In addition, the Group has concluded arrangements with well-reputed Banks, and has unused lines of credit that could be drawn upon should there be a need.  The Company is also in the process of negotiating additional facilities with Banks for funding its requirements.

The following are the contractual maturities of financial assets, including estimated interest receipts and excluding the impact of netting agreements:

As of March 31, 2026	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	4,098	4,098	4,098	-	-	-
Restricted Cash	974	974	974	-	-	-
Trade receivables	12,648	12,648	12,648	-	-	-
Other financial assets*	3,018	3,018	206	2,019	0	793
Investments	1,405	1,405	-	-	-	1,405
	22,143	22,143	17,926	2,019	0	2,198

*0 represents value less than rounding off norm adopted by the Group.

As of March 31, 2025	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	6,304	6,304	6,304	-	-	-
Restricted Cash	454	454	454	-	-	-
Trade receivables	10,916	10,916	10,916	-	-	-
Other financial assets	2,693	2,693	298	1,652	-	743
Investments	1,229	1,229	-	-	-	1,229
	21,596	21,596	17,972	1,652	-	1,972

As of March 31, 2024	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	5,394	5,394	5,394	-	-	-
Restricted Cash	440	440	440	-	-	-
Trade receivables	10,155	10,155	10,155	-	-	-
Other financial assets	2,162	2,162	158	1,295	-	709
Investments	1,204	1,204	-	-	-	1,204
	19,355	19,355	16,147	1,295	-	1,913

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2026	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	-	-	-	-	-	-
6% Compulsorily Convertible Debentures	4,000	1,321	240	480	480	121
8.95% Non-Convertible Debentures	2,500	4,514	224	448	686	3,156
Lease liabilities	3,902	10,852	805	1,527	791	7,729
Borrowing from banks	25,094	30,924	11,963	8,006	4,886	6,069
Supplier finance arrangements	4,011	4,067	4,067	-	-	-
Borrowings from others	6,999	11,132	1,313	1,716	1,690	6,413
Other financial liabilities	3,387	3,387	3,351	-	-	36
Trade payables	7,455	7,455	7,455	-	-	-
	57,348	73,652	29,418	12,177	8,533	23,524

As of March 31, 2025	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	326	326	326	-	-	-
6% Compulsorily Convertible Debentures	6,260	8,439	600	1,200	1,200	5,439
8.95% Non-Convertible Debentures	2,500	5,746	224	448	448	4,626
Lease liabilities	3,810	10,541	689	1,336	1,043	7,473
Borrowing from banks	20,925	27,624	7,192	8,020	6,366	6,046
Supplier finance arrangements	4,106	4,159	4,159	-	-	-
Borrowings from others	5,689	8,295	1,653	2,169	1,048	3,425
Other financial liabilities	2,220	2,220	2,184	-	-	36
Trade payables	8,052	8,052	8,052	-	-	-
	53,888	75,402	25,079	13,173	10,105	27,045

As of March 31, 2024	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	487	531	531	-	-	-
6% Compulsorily Convertible Debentures	7,156	8,632	528	1,584	1,056	5,464
6% Non-Cumulative Compulsorily Convertible Preference Shares	500	120	30	30	30	30
Lease liabilities	3,043	8,589	588	774	531	6,696
Other liabilities	1,612	1,612	1,594	18	-	-
Borrowing from banks	18,794	22,515	5,557	7,922	5,536	3,500
Borrowings from others	3,564	4,221	1,295	2,186	740	-
Trade and other payables	11,952	11,952	11,952	-	-	-
	47,108	58,172	22,075	12,514	7,893	15,690

Market risk: Market risk is the risk of loss of future earnings or fair values or future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign exchange rates and other market changes that affect market risk sensitive instruments. Market risk is attributable to all market risk sensitive financial instruments including foreign currency receivables and payables. The Group is exposed to market risk primarily related to foreign exchange rate risk (currency risk), interest rate risk and the market value of its investments. Thus, the Group’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Currency risk: The Group’s exposure in US $, Euro and other foreign currency denominated transactions gives rise to Exchange Rate fluctuation risk. Group’s policy in this regard incorporates:

•	Forecasting inflows and outflows denominated in US$ for a twelve-month period

•	Estimating the net-exposure in foreign currency, in terms of timing and amount

•	Determining the extent to which exposure should be protected through one or more risk-mitigating instruments to maintain the permissible limits of uncovered exposures.

•

Carrying out a variance analysis between estimate and actual on an ongoing basis and taking stop-loss action when the adverse movements breach the 5% barrier of deviation, subject to review by Audit Committee.

The Group’s exposure to foreign currency risk as of March 31, 2026 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	SGD	DHS	HK $
Cash and cash equivalents	0	-	-	0	0	-	-	-
Trade receivables	24	-	-	0	0	-	-	-
Trade payables	(6)	(0)	-	(0)	(0)	(0)	(0)	(0)
Foreign currency loan	1	-	-	-		-	-
Net balance sheet exposure	19	(0)	-	0	(0)	(0)	(0)	(0)

Note: 0 represents value less than the rounding off norm adopted by the Group.

The Group’s exposure to foreign currency risk as of March 31, 2025 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	0	-	-	-	0	-	-
Trade receivables	13	-	-	1	0	-	-
Trade payables	(15)	-	-	(0)	(0)	(0)	(0)
Foreign currency loan	(3)	-	-	-	-	-
Net balance sheet exposure	(5)	-	-	1	(0)	(0)	(0)

Note: 0 represents value less than the rounding off norm adopted by the Group.

The Group’s exposure to foreign currency risk as of March 31, 2024 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	1	-	-	0	0	-	-	-
Trade receivables	21	-	-	1	0	-	-	-
Trade payables	(8)	-	-	(0)		(0)	-	-
Foreign currency loan	(2)	-	-	-		-	-	-
Net balance sheet exposure	12	-	-	1	0	(0)	-	-

Note: 0 represents value less than the rounding off norm adopted by the Group.

Sensitivity analysis

A 10% strengthening of the rupee against the respective currencies as of March 31, 2026 and March 31, 2025 would have increased / (decreased) other comprehensive income and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2025.

	Other comprehensive income	Profit or ( loss)
March 31, 2026	-	(167)

March 31, 2025	-	38

A 10% weakening of the rupee against the above currencies as of March 31, 2026 and 2025 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

Interest Rate Risk: Interest rate risk is the risk that an upward movement in interest rates would adversely affect the borrowing costs of the group.

Profile

At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2026	March 31, 2025
Fixed rate instruments
Financial assets
- Fixed deposits with banks	4,493	3,413
- Investment in debt securities	447	404

Financial liabilities
- Borrowings from banks	4,011	92
- Borrowings from others	9,499	14,448
Variable rate instruments
Financial liabilities
- Borrowings from banks	25,094	20,833
- Bank overdrafts	-	326

Fair value sensitivity for fixed rate instruments

The Group does not account for any fixed rate financial assets and liabilities at fair value through profit or loss, and the Group does not designate derivatives (interest rate swaps) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Cash flow sensitivity for variable rate instruments

An increase of 100 basis points in interest rates at the reporting date would have increased / (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis has been performed on the same basis as 2025.

	Equity	Profit or (loss)
March 31, 2026	-	(40)
March 31, 2025	-	(6)

A decrease of 100 basis points in the interest rates at the reporting date would have had equal but opposite effect on the amounts shown above, on the basis that all other variables remain constant.